UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cynde Lee
Title:     Director, Operations/Compliance
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Cynde Lee     Palo Alto, CA     February 3, 2009



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $114,934 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     3148    54705 SH       Sole                    41905             12800
AT&T Inc                       COM              00206R102     2724    95591 SH       Sole                    72359             23232
Abbott Labs                    COM              002824100     2530    47400 SH       Sole                    42650              4750
Aflac Inc                      COM              001055102     2869    62590 SH       Sole                    49305             13285
Agilent Technologies Inc       COM              00846U101      294    18785 SH       Sole                                      18785
Amgen                          COM              031162100      248     4300 SH       Sole                     4300
Applied Materials              COM              038222105     2843   280615 SH       Sole                   208990             71625
BP PLC                         COM              055622104     3783    80943 SH       Sole                    60566             20377
BankAmerica Corp               COM              060505104      310    22013 SH       Sole                    18410              3603
Berkshire Hathaway Inc - CL B  COM              084670207      405      126 SH       Sole                      126
ChevronTexaco Corp             COM              166764100     5085    68738 SH       Sole                    50709             18029
Cisco Systems                  COM              17275R102      310    19042 SH       Sole                    13620              5422
Clorox                         COM              189054109      287     5164 SH       Sole                     4264               900
Coca Cola                      COM              191216100     4384    96837 SH       Sole                    73746             23091
Colgate Palmolive              COM              194162103      202     2950 SH       Sole                      600              2350
Dominion Resources             COM              25746U109     3490    97381 SH       Sole                    70163             27218
E.I. du Pont de Nemours and Co COM              263534109     2487    98290 SH       Sole                    77900             20390
Energy Select Sector SPDR      COM              81369Y506     2056    43046 SH       Sole                    31531             11515
Exxon Mobil Corporation        COM              30231G102     1530    19161 SH       Sole                    17091              2070
Financial Select Sector SPDR   COM              81369y605     1543   123245 SH       Sole                   112925             10320
Finisar Corporation            COM              31787A101     2242  5900000 SH       Sole                                    5900000
Fiserv Inc                     COM              337738108      289     7938 SH       Sole                     7938
Flextronics                    COM              Y2573F102       27    10508 SH       Sole                    10508
General Electric               COM              369604103     2831   174774 SH       Sole                   135177             39598
Glaxosmithkline PLC - ADR      COM              37733W105     3792   101751 SH       Sole                    77888             23863
Goldman Sachs                  COM              38141G104     2123    25153 SH       Sole                    17248              7905
Health Care Select Sector      COM              81369y209     1094    41200 SH       Sole                     1000             40200
Hewlett-Packard Co.            COM              428236103     2698    74350 SH       Sole                     4480             69870
Intel                          COM              458140100      285    19407 SH       Sole                    16557              2850
International Business Machine COM              459200101      338     4010 SH       Sole                     3910               100
J P Morgan Chase & Co.         COM              46625H100     2988    94759 SH       Sole                    71584             23175
Johnson & Johnson              COM              478160104     4464    74614 SH       Sole                    64341             10273
Linear Technology              COM              535678106     3326   150353 SH       Sole                   110978             39375
Lowe's Companies               COM              548661107     2489   115675 SH       Sole                    85025             30650
Microsoft                      COM              594918104     3360   172860 SH       Sole                   131264             41596
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Nike                           COM              654106103     2732    53565 SH       Sole                    40990             12575
Oil Svs Holdrs                 COM              678002106      280     3800 SH       Sole                     3100               700
Paychex Inc                    COM              704326107     3524   134100 SH       Sole                   102635             31465
Pepsico                        COM              713448108     4446    81181 SH       Sole                    61229             19952
Pfizer                         COM              717081103      215    12150 SH       Sole                      600             11550
Procter & Gamble               COM              742718109     5235    84680 SH       Sole                    64051             20629
Royal Dutch Shell              COM              780259206      255     4823 SH       Sole                     3680              1143
Southwest Airlines             COM              844741108       98    11389 SH       Sole                    11389
Swift Energy                   COM              870738101      182    10800 SH       Sole                                      10800
Texas Instruments              COM              882508104     1383    89092 SH       Sole                    89092
United Parcel Service CL B     COM              911312106     3239    58726 SH       Sole                    45386             13340
United Technologies            COM              913017109      269     5028 SH       Sole                     5028
Verizon Communications         COM              92343V104      215     6338 SH       Sole                     6338
Wells Fargo                    COM              949746101     3911   132675 SH       Sole                    96850             35825
Standard and Poors Mid Cap Tru ETF              595635103    11358   116905 SH       Sole                   100156             16749
iShares MSCI EAFE Index        ETF              464287465      297     6620 SH       Sole                     6620
iShares Tr S&P Midcap 400      ETF              464287507     4421    82900 SH       Sole                    30960             51940